UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
1536 Holmes Street
Livermore, CA  94550

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
1536 Holmes Street
Livermore, CA  94550

 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2010 through June 30, 2011

Item 1. Proxy Voting Record

				PROXY SUMMARY 7/01/2010 - 6/30/2011
				ORRELL CAPITAL MANAGEMENT

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company	Did Orrell	How did Orrell	Votes cast for
					or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Lihir Gold Ltd.	LGL AU	012440278	8/23/2010	1. Directors of Lihir Gold Ltd. and Newcrest	Company	Yes	For	For
				Mining Ltd. agreement under which NCM
				will acquire all of LGL ordinary shares.
				Orrell Capital Management voted for maximum
				share to increase the scrip component of their
				consideration.

Kinross Gold Corp.	KGC	496902404	9/15/2010	1. Resolution by the directors to acquire	Company	Yes	For	For
				Red Back Mining, Inc.

Evolving Gold Corp.	EVG CN	30050D958	9/30/2010	1. Elect directors; 2. Appoint BDO	Company	Yes	For	For
				Dunwoody LLP as auditor; 3. Ratify and
				approve the continuance of stock option plan;
				4. Ratify and approve the adoption of new set
				of by-laws for the corporation.

Keegan Resources, Inc.	KGN	487275109	9/30/2010	1. Elect directors; 2. Appoint BDO Dunwoody	Company	Yes	For	For
				LLP as auditor; 3. Approve the creation and
				attachment of special rights and restrictions to
				the preferred shares and the adoption of new
				Articles for the Company.

AngloGold Ashanti Ltd.	AU	035128206	10/26/2010	1. Approval to the directors to issue up to	Company	Yes	For	For
				18,140,000 ordinary shares for the purpose of
				the conversion rights attaching to the
				US$789,086,750 6% mandatory convertible
				subordinated bonds issued by AngloGold
				Ashanti Holdings Finance PLC, a wholly
				owned subsidiary of the Company.

Altius Minerals Corp.	ALS CN	020936100	10/27/2010	1. Appoint Deloitte & Touche as auditors,	Company	Yes	For	For
				directors to fix remuneration; 2. Fix number of
				directors at six; 3. Elect directors; 4. Approve
				resolution on an advisory basis accepting
				corporation's approach to executive
				compensation.

Gold Fields Ltd.	GFI	38059T106	11/2/2010	1. Adopt Financial statements; 2 - 6 elect	Company	Yes	For	For
				directors; 7. Placement of ordinary shares
				under control of directors; placement of
				non-convertible redeemable preference
				shares under control of directors; 9. Issuing
				equity securities for cash; 10. Termination of
				the awarding of rights to non-executive
				directors under the Gold Fields 2005 non-
				executive share plan; 11. Increase of non-
				executive directors' fees; 12. Acquisition of
				Company's own shares.

Gold Fields Ltd.	GFI	38059T106	11/2/2010	1. Issue ESOP shares to Thusano share trust;	Company	Yes	For	For
Special Meeting				2. Issue invictus transformation shares to
				Invictus; 3. Issue of the South Deep Community
				Trust, transformation shares to the South
				Deep Community Trust. 4. Granting of financial
				assistance by Gold Fields and GFIMSA;
				5. Authority to give effect to the above resolutions.

Royal Gold, Inc.	RGLD	780287108	11/17/2010	1. Elect William Hayes and James Stuckert	Company	Yes	For	For
				as directors; 2. Proposal to approve amend-
				ments to the Company's long-term incentive
				plan; 3. Proposal to ratify appointment of
				Ernst & Young LLP as auditors.

Argonaut Gold Ltd.	AR CN	04016A101	1/24/2011	1. Acquisition of Pediment Minerals.	Company	Yes	For	For
Special Meeting

Anatolia Minerals	ANO CN	032900953	1/31/2011	1.Approve acquisition of Avoca Resources;	Company	Yes	For	For
Development Ltd.				2. Amend share option plan and authorize
				directors to grant options which may be
				exercised to purchase up to a maximum of
				5% of the issued and outstanding capital of
				the corporation; 3. Approve waiver of section
				3.1 of shareholders rights plan agreement with
				respect to the issuance of common shares of
				the corporation in connection with the merger;
				4. Approval of changing the name of the
				corporation to Alacer Gold Corp. only upon
				the completion of the merger.

Grayd Resource Corp.	GYD CN	388902108	2/2/2011	1. Set number of directors at 4; 2. Elect directors;	Company	Yes	For	For
				3. Appoint Smythe Ratcliffe LLP as auditors;
				directors to fix remuneration; 4. Approve
				Company's amended stock option plan;
				5. Grant proxyholder to vote on any other
				business.

Rainy River	RR CN	75101R100	4/16/2011	1. Set number of directors at 7; 2. Elect directors;	Company	Yes	For	For
Resources Ltd.				3. Appoint Pricewaterhousecoopers as
				auditors; 4. Approve continuance of stock
				option plan; Approve issuing bonus shares to
				Company's vice president and CFO.

Newmont Mining Corp.	NEM	651639106	4/19/2011	1. Elect directors; 2. Ratify appointment of	Company	Yes	For	For
				auditors for 2011; 3. Approve resolution
				relating to executive compensation; 4. Vote
				on frequency stockholders vote on executive
				compensation.

Barrick Gold Corp.	ABX	067901108	4/27/2011	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditors and directors set remuner-
				ation; 3. Advisory resolution on executive
				remuneration.

Torex Gold	TXG CN	891054108	4/27/2011	1. Elect directors; 2. Appoint KPMG as auditors;	Company	Yes	For	For
Resources, Inc.				3. Ratify and confirm adoption of Company's
				shareholder rights plan.

Agnico-Eagle Mines Ltd.	AEM	008474108	4/29/2011	1. Elect directors; 2. Appoint Ernst & Young as	Company	Yes	For	For
				auditors; 3. Approve amendment regarding stock
				option plan; 4. Non-binding resolution regarding
				executive compensation.

Argentex Mining Corp.	AGXM	04012E107	4/29/2011	1. Elect directors; 2. Appoint Morgan & Co. as	Company	Yes	For	For
				auditors; 3. Approve and adopt agreement and
				plan of merger; 4. Approve plan where
				Company's jurisdiction will be changed from
				state of Nevada to the province of British
				Columbia.

Tahoe Resources, Inc.	THO CN	873868103	5/2/2011	1. Elect directors; 2. Appoint KPMG as auditors;	Company	Yes	For	For
				3. Ratify and confirm shareholders rights plan.

Randgold Resources Ltd.	GOLD	752344309	5/3/2011	1. Receive audited financial statements for	Company	Yes	For	For
				2010; 2. Declare final dividend of $0.20 per
				ordinary share; 3. Approve director's financial
				report for financial report year ended 2010;
				4. Elect directors; 5. Re-appoint BDO as
				auditors.

Yamana Gold, Inc.	AUY	98462Y100	5/4/2011	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				as auditors.

Kinross Gold Corp.	KGC	496902404	5/4/2011	1. Elect directors; 2. Appoint KPMG as auditors,	Company	Yes	For	For
				directors to fix remuneration; 3. Resolution to
				increase shares reserved for incentive plan
				of Company; 4. Resolution to increase
				restricted shares from 8,000,000 to 20,000,000;
				5. Consider resolution regarding executive
				compensation.

Eldorado Gold Corp.	EGO	284902103	5/5/2011	1. Elect directors; 2. Appoint KPMG as auditors;	Company	Yes	For	For
				3. Directors to set auditor's remuneration; 4.
				Approve stock option plan.

Claude Resources, Inc.	CRJ CN	182873950	5/12/2011	1. Elect directors; 2. Appoint KPMG as auditors	Company	Yes	For	For
				and directors to fix remuneration.

Primero Mining Corp.	P CN	74164W106	5/17/2011	1. Elect directors; 2. Set number of directors at nine; 3. Appoint Deloitte & Touche as auditor; 4. Approve change in Articles of Company; 5. Approve certain payment of convertible promissory note.	Company	No, because the proxy was received after meeting date.

Primero Mining Corp.	P CN	74164W106	5/17/2011
1. Elect directors; 2. Set number of directors at
nine; 3. Appoint Deloitte & Touche as auditors;
4. Approve alterations to the Articles of the
Company; 5. Approve payment features in a
convertible promissory note.
					Company	No, because the proxy was received after meeting date.

Goldcorp, Inc.	GG	380956409	5/18/2011	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For 1,2,3,4	For
				as auditors; 3. Resolution approving restated			Against 5
				stock option plan; 4. Resolution to increase
				number of directors from 10 to 12; 5. Share-
				holder proposal.

Pan American Silver Corp.	PAAS	697900108	5/18/2011	1. Elect directors; 2. Reappoint Deloitte & Touche as auditors; 3. Authorize the directors to fix auditor's remuneration; 4. If appropriate, pass resolution approving executive compensation.	Company	Yes	For	For

Nevsun Resources Ltd.	NSU	64155L101	5/18/2011	1. Elect directors; 2. Appoint KPMG as auditors	Company	Yes	For	For
				and authorize directors to fix remuneration.

IAMGOLD Corp.	IAG	450913108	5/18/2011	1. Elect directors; 2. Appoint KPMG as auditors	Company	Yes	For	For
				and authorize directors to fix remuneration;
				3. Resolution approving Corporation's approach
				to executive compensation.

Silver Wheaton Corp.	SLW CN	828336958	5/20/2011	1. Elect directors; 2. Appoint Deloite & Touche	Company	Yes	For	For
				as auditors, directors to fix remuneration.

South American Silver Corp.	SAC CN	836307108	5/25/2011	1. Elect directors; 2. Appoint Pricewaterhouse- coopers as auditors.	Company	No, because the proxy was received after meeting date.

Alacer Gold Corp.	ASR CN	010679959	6/2/2011	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditor, authorize directors to fix
				remuneration; 3. Resolution confirming and
				approving the adoption of 2011 restricted stock
				option unit plan and adoption of the Australian
				non-executive directors stock unit plan.

Sabina Silver Corp.	SBB CN	785246109	6/3/2011	1. Determine number of directors at nine;	Company	Yes	For	For
				2. Elect directors; 3. Appoint KPMG LLP as
				auditors.

Great Basin Gold Ltd.	GBG	390124105	6/7/2011	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditors; 3. Authorize amendment
				of Company's service providers option plan;
				4. Ratify and approve service providers option
				plan; 5. Authorize incentive payments and
				payment of related expenses of $2 million
				to secure early exercise of share purchase
				warrants.

Sutter Gold Mining, Inc.	SGM CN	86944A105	6/7/2011	1. Set number of directors at five; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Devisser Gray as auditor,
				directors to fix remuneration; 4. Approve
				stock option plan.

B2Gold Corp.	BTO CN	11777Q209	6/10/2011	1. Set number of directors at six; 2. Elect directors;	Company	Yes	For	For
				3. Appoint Pricewaterhouscoopers as auditors;
				4. Approve option plan resolution; 5. Approve
				RSU Plan resolution relating to adoption of
				restricted share unit plan.

Avala Resources Ltd.	AVZ CN	05337B108	6/15/2011	1. Set number of directors at seven; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Raymond Chabot Grant
				Thornton as auditors; 3. Approve new share
				option plan.

Gold Fields Ltd.	GFI	38059T106	6/20/2011	1. Financial Assistance in terms of Section 45	Company	Yes	For	For
				of the Act; 2. Approval for the proposed
				acquisition; 3. Authority to give effect to the
				above resolutions.

San Gold Corp.	SGR CN	79780P104	6/21/2011	1. Elect directors; 2. Appoint Scarrow & Donald	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Approval of the second amended and re-
				stated shareholder rights plan.

Centerra Gold, Inc.	CG CN	152006102	6/23/2011	1. Elect directors; 2. Appoint KPMG as auditors,	Company	Yes	For	For
				directors to fix remuneration; 3. Approve
				restricted share unit plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
August 19, 2011